ORDINARY SHARES (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Oct. 01, 2024	Sep. 30, 2024	Dec. 31, 2023
ORDINARY SHARES
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	40,979,382	35,728,625
Ordinary shares, shares outstanding (in shares)	26,552,370		29,411,765	29,411,765	29,411,765
Ordinary shares, shares outstanding (in shares)		25,555,096
2024 Equity Incentive Plan
ORDINARY SHARES
Ordinary shares, shares issued (in shares)	4,617,228
J.V.B. Financial Group, LLC
ORDINARY SHARES
Ordinary shares, shares issued (in shares)	50,000
Grand Fortune Capital (H.K.) Company Limited
ORDINARY SHARES
Ordinary shares, shares issued (in shares)	583,529